BUSINESS COMBINATIONS - Summary of Goodwill Recognised As Of Acquisition Date (Details) - Arrival LT UAB $ in Thousands	Jul. 14, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 3
Fair value of identifiable net assets	27
Goodwill	$ 30